UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Real Estate Fund Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
Prologis, Inc.	6.9
Simon Property Group, Inc.	5.7
Ventas, Inc.	5.4
Public Storage	4.8
Duke Realty Corp.	4.6
UDR, Inc.	4.6
Welltower, Inc.	4.5
Boston Properties, Inc.	4.3
AvalonBay Communities, Inc.	3.9
Digital Realty Trust, Inc.	3.7
48.4

Top Five REIT Sectors as of July 31, 2017

% of fund's net assets
REITs - Apartments	19.2
REITs - Office Property	13.8
REITs - Warehouse/Industrial	10.5
REITs - Health Care	9.9
REITs - Regional Malls	9.8

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.9%
REITs - Apartments - 19.2%
American Campus Communities, Inc.	53	$2,541
American Homes 4 Rent Class A	181	4,165
Apartment Investment & Management Co. Class A	121	5,512
AvalonBay Communities, Inc.	54	10,387
Camden Property Trust (SBI)	40	3,588
Equity Residential (SBI)	81	5,513
Essex Property Trust, Inc.	27	7,066
UDR, Inc.	312	12,196
		50,968
REITs - Diversified - 9.6%
Cousins Properties, Inc.	270	2,481
Digital Realty Trust, Inc.	84	9,689
Duke Realty Corp.	428	12,237
Forest City Realty Trust, Inc. Class A	45	1,097
		25,504
REITs - Health Care - 9.9%
Ventas, Inc.	212	14,278
Welltower, Inc.	164	12,036
		26,314
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	229	2,675
Host Hotels & Resorts, Inc.	388	7,240
RLJ Lodging Trust	50	1,058
		10,973
REITs - Manufactured Homes - 4.9%
Equity Lifestyle Properties, Inc.	86	7,508
Sun Communities, Inc.	60	5,341
		12,849
REITs - Office Property - 13.8%
Boston Properties, Inc.	95	11,486
Brandywine Realty Trust (SBI)	267	4,488
Douglas Emmett, Inc.	98	3,749
Highwoods Properties, Inc. (SBI)	49	2,524
Hudson Pacific Properties, Inc.	107	3,501
Piedmont Office Realty Trust, Inc. Class A	138	2,899
SL Green Realty Corp.	48	4,957
VEREIT, Inc.	352	2,925
		36,529
REITs - Regional Malls - 9.8%
General Growth Properties, Inc.	382	8,637
Simon Property Group, Inc.	96	15,216
The Macerich Co.	38	2,181
		26,034
REITs - Shopping Centers - 7.2%
Acadia Realty Trust (SBI)	104	3,093
Brixmor Property Group, Inc.	206	4,036
DDR Corp.	124	1,264
Kimco Realty Corp.	218	4,399
Kite Realty Group Trust	78	1,601
Regency Centers Corp.	49	3,245
Urban Edge Properties	62	1,558
		19,196
REITs - Storage - 7.3%
Extra Space Storage, Inc.	83	6,599
Public Storage	62	12,745
		19,344
REITs - Warehouse/Industrial - 10.5%
DCT Industrial Trust, Inc.	118	6,648
Gramercy Property Trust	87	2,629
Prologis, Inc.	300	18,243
Terreno Realty Corp.	10	346
		27,866
Residential REITs - 0.4%
Invitation Homes, Inc.	45	959
Specialized REITs - 0.2%
Safety Income and Growth, Inc.	20	372
TOTAL COMMON STOCKS
(Cost $250,257)		256,908

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $3,253)	3,253	3,253
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $253,510)		260,161
NET OTHER ASSETS (LIABILITIES) - 1.9%		5,162
NET ASSETS - 100%		$265,323

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39
Total	$39

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $250,257)	$256,908
Fidelity Central Funds (cost $3,253)	3,253
Total Investments (cost $253,510)		$260,161
Cash		3,294
Receivable for investments sold		2,335
Distributions receivable from Fidelity Central Funds		3
Total assets		265,793
Liabilities
Payable for investments purchased	$470
Total liabilities		470
Net Assets		$265,323
Net Assets consist of:
Paid in capital		$256,375
Undistributed net investment income		1,428
Accumulated undistributed net realized gain (loss) on investments		869
Net unrealized appreciation (depreciation) on investments		6,651
Net Assets, for 25,636 shares outstanding		$265,323
Net Asset Value, offering price and redemption price per share ($265,323 ÷ 25,636 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to July 31, 2017
Investment Income
Dividends		$2,640
Income from Fidelity Central Funds		39
Total income		2,679
Expenses
Independent trustees' fees and expenses	$2
Total expenses before reductions	2
Expense reductions	(1)	1
Net investment income (loss)		2,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	869
Total net realized gain (loss)		869
Change in net unrealized appreciation (depreciation) on investment securities		6,651
Net gain (loss)		7,520
Net increase (decrease) in net assets resulting from operations		$10,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,678
Net realized gain (loss)	869
Change in net unrealized appreciation (depreciation)	6,651
Net increase (decrease) in net assets resulting from operations	10,198
Distributions to shareholders from net investment income	(1,250)
Share transactions
Proceeds from sales of shares	255,125
Reinvestment of distributions	1,250
Net increase (decrease) in net assets resulting from share transactions	256,375
Total increase (decrease) in net assets	265,323
Net Assets
Beginning of period	–
End of period	$265,323
Other Information
Undistributed net investment income end of period	$1,428
Shares
Sold	25,513
Issued in reinvestment of distributions	123
Net increase (decrease)	25,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Real Estate Fund

Years ended July 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.29
Total from investment operations	.40
Distributions from net investment income	(.05)
Net asset value, end of period	$10.35
Total ReturnC,D	4.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$265
Portfolio turnover rateI	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Flex Real Estate Fund (the Fund) is a fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,834
Gross unrealized depreciation	(7,201)
Net unrealized appreciation (depreciation) on securities	$6,633
Tax Cost	$253,528

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,439
Undistributed long-term capital gain	$876
Net unrealized appreciation (depreciation) on securities and other investments	$6,633

The tax character of distributions paid was as follows:

July 31, 2017(a)
Ordinary Income	$1,250
Total	$1,250

 (a) For the period March 8, 2017 (commencement of operations) to July 31, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $272,818 and $22,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity Flex Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 8, 2017 (commencement of operations) to July 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Flex Real Estate Fund as of July 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 8, 2017 (commencement of operations) to July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Donald F. Donahue (1950)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,040.10	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period March 8, 2017 to July 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Real Estate Fund voted to pay on September 11, 2017, to shareholders of record at the opening of business on September 8, 2017, a distribution of $0.037 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.073 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $876, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Real Estate Fund

On January 25, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered SelectCo's staffing as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting,training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by SelectCo, the sub-advisers (together with SelectCo, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in real estate securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, SelectCo is indirectly compensated for its services out of the program fee. The Board noted that SelectCo pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and SelectCo bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

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www.fidelity.com

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Fidelity® Real Estate Investment Portfolio Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate Investment Portfolio	(4.94)%	9.46%	6.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Investment Portfolio on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,580	Fidelity® Real Estate Investment Portfolio
$21,073	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Portfolio Manager Steven Buller:  For the year, the fund returned -4.94%, outpacing the -5.66% return of the Dow Jones U.S. Select Real Estate Securities Index℠. Relative to the real estate index, effective sector positioning overall drove the fund’s performance. Most notably, we benefited from underweighting retail REITs (real estate investment trusts) – the worst-performing index category by far – and from overweighting the strong-performing industrial/office group. On the negative side, security selection among retail REITs detracted, with individual overweightings in DDR, an operator of so-called “power centers” – large outdoor malls that typically combine a few “big-box” stores with smaller retailers – and mall owner GGP hurting results. Tempering this impact, however, was the fund’s underweight in Simon Property Group (-28%), the country’s largest mall operator. Despite our beneficial underweighting, Simon still finished the period as one of our largest holdings due to its extreme size in the benchmark. Among industrial REITs, the fund benefited from overweighting Prologis, DCT Industrial Trust and Duke Realty, all three of which benefited from increased demand related to the continued growth of e-commerce. Both Prologis and Duke Realty finished the period among the fund’s largest holdings, even after I trimmed exposure to Duke. Among residential REITs, the fund was hindered by underweighting apartment operators Equity Residential and AvalonBay Communities. As the period went on, I saw improved opportunity in AvalonBay and boosted our stake, bringing it roughly to an index weighting and making it one of our largest holdings by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Prologis, Inc.	6.9	5.9
Simon Property Group, Inc.	5.8	5.9
Ventas, Inc.	5.4	4.6
Public Storage	4.8	7.0
UDR, Inc.	4.7	3.9
Duke Realty Corp.	4.7	4.6
Welltower, Inc.	4.6	3.5
Boston Properties, Inc.	4.3	4.5
AvalonBay Communities, Inc.	4.0	1.6
Digital Realty Trust, Inc.	3.7	3.5
	48.9

Top Five REIT Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	19.4	16.1
REITs - Office Property	13.9	14.3
REITs - Warehouse/Industrial	10.5	9.0
REITs - Health Care	10.0	8.1
REITs - Regional Malls	9.9	10.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Stocks	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

As of January 31, 2017
Stocks	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 97.6%
REITs - Apartments - 19.4%
American Campus Communities, Inc.	864,393	$41,439
American Homes 4 Rent Class A	2,986,500	68,719
Apartment Investment & Management Co. Class A	1,989,874	90,639
AvalonBay Communities, Inc.	891,400	171,461
Camden Property Trust (SBI)	654,200	58,682
Equity Residential (SBI)	1,329,600	90,493
Essex Property Trust, Inc.	444,300	116,273
UDR, Inc.	5,163,041	201,823
		839,529
REITs - Diversified - 9.7%
Cousins Properties, Inc.	4,335,200	39,840
Digital Realty Trust, Inc.	1,384,900	159,734
Duke Realty Corp.	7,058,500	201,803
Forest City Realty Trust, Inc. Class A	762,223	18,583
		419,960
REITs - Health Care - 10.0%
Ventas, Inc.	3,460,154	233,041
Welltower, Inc.	2,689,340	197,371
		430,412
REITs - Hotels - 4.2%
DiamondRock Hospitality Co.	3,828,800	44,720
Host Hotels & Resorts, Inc.	6,328,605	118,092
RLJ Lodging Trust	767,200	16,234
		179,046
REITs - Manufactured Homes - 4.9%
Equity Lifestyle Properties, Inc.	1,427,387	124,611
Sun Communities, Inc.	975,663	86,844
		211,455
REITs - Office Property - 13.9%
Boston Properties, Inc.	1,543,400	186,612
Brandywine Realty Trust (SBI)	4,400,200	73,967
Douglas Emmett, Inc.	1,612,100	61,679
Highwoods Properties, Inc. (SBI)	814,723	41,975
Hudson Pacific Properties, Inc.	1,756,350	57,468
Piedmont Office Realty Trust, Inc. Class A	2,260,900	47,502
SL Green Realty Corp.	793,546	81,949
VEREIT, Inc.	5,893,300	48,973
		600,125
REITs - Regional Malls - 9.9%
General Growth Properties, Inc.	6,284,700	142,097
Simon Property Group, Inc.	1,575,272	249,681
The Macerich Co.	631,000	36,213
		427,991
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	1,711,023	50,886
Brixmor Property Group, Inc.	3,372,796	66,073
DDR Corp.	2,050,507	20,895
Kimco Realty Corp.	3,567,890	72,000
Kite Realty Group Trust	1,288,350	26,450
Regency Centers Corp.	784,702	51,963
Urban Edge Properties	1,025,300	25,766
		314,033
REITs - Storage - 7.3%
Extra Space Storage, Inc.	1,359,040	108,044
Public Storage	1,009,400	207,502
		315,546
REITs - Warehouse/Industrial - 10.5%
DCT Industrial Trust, Inc.	1,928,073	108,628
Gramercy Property Trust	1,398,922	42,275
Prologis, Inc.	4,907,400	298,417
Terreno Realty Corp.	169,878	5,881
		455,201
Residential REITs - 0.4%
Invitation Homes, Inc.	715,600	15,257
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	332,400	6,183

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)

(Cost $2,943,590)		4,214,738

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.11% (a)
(Cost $79,025)	79,010,700	79,027
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $3,022,615)		4,293,765
NET OTHER ASSETS (LIABILITIES) - 0.6%		26,997
NET ASSETS - 100%		$4,320,762

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$582
Fidelity Securities Lending Cash Central Fund	106
Total	$688

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,943,590)	$4,214,738
Fidelity Central Funds (cost $79,025)	79,027
Total Investments (cost $3,022,615)		$4,293,765
Receivable for investments sold		36,795
Receivable for fund shares sold		1,992
Distributions receivable from Fidelity Central Funds		61
Other receivables		285
Total assets		4,332,898
Liabilities
Payable for investments purchased	$2,513
Payable for fund shares redeemed	6,642
Accrued management fee	1,952
Transfer agent fee payable	654
Other affiliated payables	89
Other payables and accrued expenses	286
Total liabilities		12,136
Net Assets		$4,320,762
Net Assets consist of:
Paid in capital		$2,987,895
Undistributed net investment income		14,859
Accumulated undistributed net realized gain (loss) on investments		46,858
Net unrealized appreciation (depreciation) on investments		1,271,150
Net Assets, for 100,675 shares outstanding		$4,320,762
Net Asset Value, offering price and redemption price per share ($4,320,762 ÷ 100,675 shares)		$42.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2017
Investment Income
Dividends		$115,044
Income from Fidelity Central Funds		688
Total income		115,732
Expenses
Management fee	$25,773
Transfer agent fees	8,511
Accounting and security lending fees	1,074
Custodian fees and expenses	53
Independent trustees' fees and expenses	107
Registration fees	112
Audit	55
Legal	67
Miscellaneous	71
Total expenses before reductions	35,823
Expense reductions	(149)	35,674
Net investment income (loss)		80,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,915
Fidelity Central Funds	22
Total net realized gain (loss)		130,937
Change in net unrealized appreciation (depreciation) on investment securities		(532,587)
Net gain (loss)		(401,650)
Net increase (decrease) in net assets resulting from operations		$(321,592)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,058	$82,965
Net realized gain (loss)	130,937	167,718
Change in net unrealized appreciation (depreciation)	(532,587)	786,675
Net increase (decrease) in net assets resulting from operations	(321,592)	1,037,358
Distributions to shareholders from net investment income	(80,022)	(80,026)
Distributions to shareholders from net realized gain	(155,078)	(195,504)
Total distributions	(235,100)	(275,530)
Share transactions
Proceeds from sales of shares	762,883	1,004,046
Reinvestment of distributions	215,725	251,078
Cost of shares redeemed	(1,668,598)	(831,952)
Net increase (decrease) in net assets resulting from share transactions	(689,990)	423,172
Redemption fees	369	342
Total increase (decrease) in net assets	(1,246,313)	1,185,342
Net Assets
Beginning of period	5,567,075	4,381,733
End of period	$4,320,762	$5,567,075
Other Information
Undistributed net investment income end of period	$14,859	$14,631
Shares
Sold	17,824	23,853
Issued in reinvestment of distributions	5,113	6,601
Redeemed	(39,833)	(20,283)
Net increase (decrease)	(16,896)	10,171

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Investment Portfolio

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$47.35	$40.80	$37.56	$34.03	$32.18
Income from Investment Operations
Net investment income (loss)A	.72	.75	.67	.61	.56
Net realized and unrealized gain (loss)	(3.12)	8.36	3.19	3.58	1.76
Total from investment operations	(2.40)	9.11	3.86	4.19	2.32
Distributions from net investment income	(.71)	(.73)	(.63)	(.64)	(.47)
Distributions from net realized gain	(1.32)	(1.83)	–	(.02)	–
Total distributions	(2.03)	(2.56)	(.63)	(.66)	(.47)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B
Net asset value, end of period	$42.92	$47.35	$40.80	$37.56	$34.03
Total ReturnC	(4.94)%	24.00%	10.34%	12.61%	7.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.78%	.80%	.81%
Expenses net of all reductions	.76%	.77%	.78%	.80%	.80%
Net investment income (loss)	1.69%	1.81%	1.66%	1.78%	1.69%
Supplemental Data
Net assets, end of period (in millions)	$4,321	$5,567	$4,382	$4,036	$3,960
Portfolio turnover rateF	15%	24%	34%	24%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to non-taxable dividends, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,335,371
Gross unrealized depreciation	(85,886)
Net unrealized appreciation (depreciation) on securities	$1,249,485
Tax Cost	$3,044,280

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,096
Undistributed long-term capital gain	$68,524
Net unrealized appreciation (depreciation) on securities and other investments	$1,249,485

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$80,022	$ 80,026
Long-term Capital Gains	155,078	195,504
Total	$235,100	$ 275,530

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $682,433 and $1,468,300, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $100 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $48.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity Real Estate Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Investment Portfolio (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the fund for the year ended July 31, 2013 were audited by other auditors whose report dated September 13, 2013, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Donald F. Donahue (1950)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Actual	.76%	$1,000.00	$1,049.00	$3.86
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Real Estate Investment Portfolio voted to pay on September 11, 2017, to shareholders of record at the opening of business on September 8, 2017, a distribution of $.693 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.20 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $123,172,922, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REA-ANN-0917
1.700141.120

Fidelity Advisor® International Real Estate Fund - Class A, Class M (formerly Class T), Class C and Class I Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.19%	8.87%	0.60%
Class M (incl. 3.50% sales charge)	5.25%	9.07%	0.55%
Class C (incl. contingent deferred sales charge)	7.69%	9.35%	0.44%
Class I	9.89%	10.53%	1.49%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Class A on July 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$10,614	Fidelity Advisor® International Real Estate Fund - Class A
$11,744	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The fundamental backdrop for global real estate securities – meaning the balance of supply and demand for commercial property – remained positive for the 12 months ending July 31, 2017, even if the market’s rate of improvement this period trailed that of previous years. Nevertheless, the FTSE® EPRA/NAREIT® Developed Index – a proxy for global real estate securities – returned -1.93%. Though negative, this result meaningfully outpaced the market decline of U.S. real estate investment trusts (REITs) – as measured by the Dow Jones U.S. Select Real Estate Securities Index℠ – whose -5.66% return was shaped most notably by weakness among retail-property owners struggling to manage difficult business conditions for tenants. Throughout the period, we saw a large gap between the best- and worst-performing global real estate sectors, with the offices (-4%) and diversified (-7%) groups joining retail (-22%) as the biggest laggards. Meanwhile, the hotels (+5%) and industrial segments (+7%) were strong performers, with the latter benefiting from a global shift in favor of e-commerce and increased demand for specialized distribution facilities. Regionally, only Asia Pacific ex Japan (+2%), Europe (+1%) and the U.K. (+1%) notched gains.

Comments from Portfolio Manager Guillermo de las Casas:  For the year, the fund's share classes gained in a range of 9% to 10%, handily outpacing the 3.34% gain of the benchmark FTSE® EPRA/NAREIT® Developed ex North America Index. Successful stock selection fueled the fund’s outperformance of its benchmark, particularly within Japan, Australia, France and the United Kingdom. Our relative weightings in these countries also turned up positive. The fund’s top individual contributor was Singapore-based property firm UOL Group (+38%), which outperformed on the perceived bottoming-out of Singaporean home prices and sales volumes. Avoiding Australian shopping-mall developer Scentre Group (-14%), operating under the Westfield name in Australia and New Zealand, also helped. Brick-and-mortar retailers came under increasing pressure from internet retailers this period. Elsewhere, a non-index stake in Hong Kong-based Tai Cheung Holdings, which focuses on the development of office towers and industrial and residential buildings, advanced 38% this period, as Hong Kong's office sector remained resilient, with skyscraper office rents among the highest in the world. An underweighting in the strong-performing Hong Kong market curbed relative results. Largely avoiding several Hong Kong-based names, including Wharf Holdings (+28%), hurt. Stocks here were propelled by a perceived recovery in China, as well as a rebound in Hong Kong residential sales volume and flow of southbound capital from mainland China.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Vonovia SE	4.6	4.8
Mitsui Fudosan Co. Ltd.	4.5	4.6
Mitsubishi Estate Co. Ltd.	4.2	6.4
LEG Immobilien AG	3.2	2.9
UOL Group Ltd.	2.7	2.3
Altarea SCA	2.6	2.0
Olav Thon Eiendomsselskap A/S	2.4	2.3
Land Securities Group PLC	2.4	2.2
Wing Tai Holdings Ltd.	2.3	2.8
Sino Land Ltd.	2.3	1.9
	31.2

Top Five Countries as of July 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	19.3	21.0
United Kingdom	13.4	11.7
Australia	9.5	10.7
Germany	7.8	9.0
Singapore	7.4	7.3

Top Five REIT Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	11.6	14.4
REITs - Diversified	6.0	3.0
REITs - Apartments	5.9	4.2
REITs - Health Care	4.7	4.2
REITs - Warehouse/Industrial	2.3	2.2

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 94.8%

As of January 31, 2017*
Stocks	93.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 93.9%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 9.5%
360 Capital Group Ltd. unit	4,054,366	$3,243,493
Abacus Property Group unit	2,773,742	6,901,070
Arena (REIT) unit	2,519,514	4,152,159
Mirvac Group unit	4,861,785	8,440,059
National Storage (REIT) unit	5,253,998	6,283,782
Propertylink Group unit	7,762,000	5,153,968
Rural Funds Group unit	3,454,276	5,513,025

TOTAL AUSTRALIA		39,687,556

Austria - 1.9%
BUWOG-Gemeinnuetzige Wohnung	271,530	7,982,893
Belgium - 0.8%
Warehouses de Pauw	31,913	3,543,256
Bermuda - 4.4%
Great Eagle Holdings Ltd.	380,752	2,088,803
Hongkong Land Holdings Ltd.	1,035,100	7,783,952
Tai Cheung Holdings Ltd.	7,535,000	8,209,511
Wing Tai Properties Ltd.	250,000	171,237

TOTAL BERMUDA		18,253,503

France - 4.6%
Altarea SCA	48,061	10,866,871
Societe Fonciere Lyonnaise SA	123,020	8,228,156

TOTAL FRANCE		19,095,027

Germany - 7.8%
LEG Immobilien AG	139,884	13,461,191
Vonovia SE	466,214	18,905,475

TOTAL GERMANY		32,366,666

Greece - 0.5%
Grivalia Properties REIC	181,191	1,951,895
Hong Kong - 6.2%
Henderson Land Development Co. Ltd.	899,100	5,202,965
Hysan Development Co. Ltd.	1,722,703	8,336,940
Magnificent Hotel Investment Ltd.	97,247,000	2,826,224
Sino Land Ltd.	5,782,991	9,550,953

TOTAL HONG KONG		25,917,082

India - 0.6%
Oberoi Realty Ltd. (a)	390,327	2,349,686
Ireland - 1.5%
Hibernia (REIT) PLC	2,387,904	3,966,001
Irish Residential Properties REIT PLC	1,540,600	2,443,841

TOTAL IRELAND		6,409,842

Israel - 1.0%
Azrieli Group	76,000	4,150,790
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	2,708,688	2,645,399
Japan - 19.3%
Advance Residence Investment Corp.	3,331	8,139,792
Comforia Residential REIT, Inc.	2,882	6,072,734
Daibiru Corp.	377,600	4,260,823
Goldcrest Co. Ltd.	137,000	3,054,524
Ichigo, Inc. (b)	1,398,800	4,275,891
Japan Rental Housing Investment, Inc.	9,100	6,776,815
Japan Senior Living Investment Corp.	3,813	5,035,809
Kenedix, Inc.	709,000	3,633,589
Mitsubishi Estate Co. Ltd.	963,000	17,522,591
Mitsui Fudosan Co. Ltd.	812,900	18,688,331
Ship Healthcare Holdings, Inc.	34,300	1,054,715
Uchiyama Holdings Co. Ltd.	453,700	1,913,651

TOTAL JAPAN		80,429,265

Luxembourg - 0.5%
ADO Properties SA	42,500	1,919,635
Mexico - 0.4%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,090,762	1,644,491
Netherlands - 0.9%
VastNed Retail NV	83,910	3,834,241
New Zealand - 1.6%
Arvida Group Ltd.	2,196,416	2,127,866
Auckland International Airport Ltd.	574,284	3,001,760
Oceania Healthcare Ltd.	1,863,599	1,357,576

TOTAL NEW ZEALAND		6,487,202

Norway - 2.8%
Olav Thon Eiendomsselskap A/S	476,800	10,187,451
Selvaag Bolig ASA	340,600	1,581,093

TOTAL NORWAY		11,768,544

Singapore - 7.4%
Parkway Life REIT	4,718,200	9,435,356
United Industrial Corp. Ltd.	271,100	642,166
UOL Group Ltd.	1,922,247	11,191,771
Wing Tai Holdings Ltd.	6,440,481	9,695,297

TOTAL SINGAPORE		30,964,590

Spain - 2.0%
Inmobiliaria Colonial SA	882,670	8,253,703
Sweden - 5.3%
Amasten Holding AB (a)	4,796,294	2,097,020
D. Carnegie & Co. AB (a)	187,952	2,723,672
Fastighets AB Trianon Class B	450,000	2,786,792
Hufvudstaden AB Series A	205,950	3,586,486
Klovern AB (B Shares)	1,728,228	2,206,895
Kungsleden AB	365,900	2,406,462
Victoria Park AB (b)	1,176,451	4,007,085
Wallenstam AB (B Shares)	222,000	2,260,200

TOTAL SWEDEN		22,074,612

Switzerland - 1.8%
PSP Swiss Property AG	82,062	7,468,283
United Kingdom - 13.4%
Assura PLC	5,866,127	4,961,191
Big Yellow Group PLC	280,500	2,868,211
Empiric Student Property PLC (b)	2,102,588	3,044,635
Grainger Trust PLC	865,281	2,999,119
Great Portland Estates PLC	805,500	6,397,916
Hammerson PLC	302,900	2,295,968
Hansteen Holdings PLC	1,861,752	3,119,622
Helical Bar PLC	1,077,988	4,906,926
Land Securities Group PLC	753,076	10,144,742
Millennium & Copthorne Hotels PLC	278,900	1,684,983
Safestore Holdings PLC	687,152	3,829,598
St. Modwen Properties PLC	651,525	3,081,745
Unite Group PLC	388,990	3,443,796
Workspace Group PLC	252,300	3,045,894

TOTAL UNITED KINGDOM		55,824,346

United States of America - 0.8%
Alphabet, Inc. Class C (a)	1,800	1,674,900
Amazon.com, Inc. (a)	1,600	1,580,448

TOTAL UNITED STATES OF AMERICA		3,255,348

TOTAL COMMON STOCKS
(Cost $389,753,701)		398,277,855

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (c)	11,294,118	11,296,377
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,614,002	1,614,163
TOTAL MONEY MARKET FUNDS
(Cost $12,911,241)		12,910,540
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $402,664,942)		411,188,395
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,417,469
NET ASSETS - 100%		$416,605,864

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,247
Fidelity Securities Lending Cash Central Fund	26,821
Total	$150,068

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$77,599,743

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $1,529,329) — See accompanying schedule: Unaffiliated issuers (cost $389,753,701)	$398,277,855
Fidelity Central Funds (cost $12,911,241)	12,910,540
Total Investments (cost $402,664,942)		$411,188,395
Foreign currency held at value (cost $138,294)		138,294
Receivable for investments sold		9,388,908
Receivable for fund shares sold		756,729
Dividends receivable		1,573,233
Distributions receivable from Fidelity Central Funds		18,193
Other receivables		8,827
Total assets		423,072,579
Liabilities
Payable to custodian bank	$304
Payable for investments purchased	3,953,348
Payable for fund shares redeemed	488,645
Accrued management fee	234,577
Distribution and service plan fees payable	7,687
Other affiliated payables	95,409
Other payables and accrued expenses	73,134
Collateral on securities loaned	1,613,611
Total liabilities		6,466,715
Net Assets		$416,605,864
Net Assets consist of:
Paid in capital		$542,928,983
Undistributed net investment income		7,518,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(142,411,911)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,570,706
Net Assets		$416,605,864
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,169,531 ÷ 921,772 shares)		$11.03
Maximum offering price per share (100/94.25 of $11.03)		$11.70
Class M:
Net Asset Value and redemption price per share ($4,146,936 ÷ 379,254 shares)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C:
Net Asset Value and offering price per share ($4,818,200 ÷ 448,864 shares)(a)		$10.73
International Real Estate:
Net Asset Value, offering price and redemption price per share ($226,027,420 ÷ 20,227,632 shares)		$11.17
Class I:
Net Asset Value, offering price and redemption price per share ($171,443,777 ÷ 15,401,941 shares)		$11.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Dividends		$12,550,231
Income from Fidelity Central Funds		150,068
Income before foreign taxes withheld		12,700,299
Less foreign taxes withheld		(750,648)
Total income		11,949,651
Expenses
Management fee	$2,813,535
Transfer agent fees	1,046,020
Distribution and service plan fees	97,862
Accounting and security lending fees	209,669
Custodian fees and expenses	109,725
Independent trustees' fees and expenses	9,070
Registration fees	84,940
Audit	69,756
Legal	5,883
Miscellaneous	5,508
Total expenses before reductions	4,451,968
Expense reductions	(24,098)	4,427,870
Net investment income (loss)		7,521,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,531,459
Fidelity Central Funds	6,616
Foreign currency transactions	(123,010)
Total net realized gain (loss)		4,415,065
Change in net unrealized appreciation (depreciation) on:
Investment securities	19,763,148
Assets and liabilities in foreign currencies	64,688
Total change in net unrealized appreciation (depreciation)		19,827,836
Net gain (loss)		24,242,901
Net increase (decrease) in net assets resulting from operations		$31,764,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,521,781	$7,407,117
Net realized gain (loss)	4,415,065	12,425,339
Change in net unrealized appreciation (depreciation)	19,827,836	(8,927,967)
Net increase (decrease) in net assets resulting from operations	31,764,682	10,904,489
Distributions to shareholders from net investment income	(6,452,012)	(6,581,211)
Distributions to shareholders from net realized gain	(10,755,458)	(4,674,619)
Total distributions	(17,207,470)	(11,255,830)
Share transactions - net increase (decrease)	(61,871,515)	66,974,765
Redemption fees	42,646	83,155
Total increase (decrease) in net assets	(47,271,657)	66,706,579
Net Assets
Beginning of period	463,877,521	397,170,942
End of period	$416,605,864	$463,877,521
Other Information
Undistributed net investment income end of period	$7,518,086	$6,516,888

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.56	$10.85	$10.11	$8.37
Income from Investment Operations
Net investment income (loss)A	.16	.15	.26B	.16	.14
Net realized and unrealized gain (loss)	.79	.02	(.10)C	1.09	2.03
Total from investment operations	.95	.17	.16	1.25	2.17
Distributions from net investment income	(.13)	(.15)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.38)	(.27)	(.45)	(.51)	(.44)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$11.03	$10.46	$10.56	$10.85	$10.11
Total ReturnE,F	9.48%	1.75%	1.67%C	12.85%	26.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of fee waivers, if any	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of all reductions	1.35%	1.33%	1.34%	1.38%	1.39%
Net investment income (loss)	1.60%	1.51%	2.45%B	1.57%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$10,170	$14,020	$17,162	$13,933	$13,173
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.49	$10.76	$10.04	$8.32
Income from Investment Operations
Net investment income (loss)A	.13	.12	.22B	.13	.12
Net realized and unrealized gain (loss)	.77	.02	(.08)C	1.07	2.01
Total from investment operations	.90	.14	.14	1.20	2.13
Distributions from net investment income	(.12)	(.11)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.36)D	(.24)E	(.41)	(.48)F	(.42)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	.01
Net asset value, end of period	$10.93	$10.39	$10.49	$10.76	$10.04
Total ReturnH,I	9.07%	1.43%	1.49%C	12.50%	26.62%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of fee waivers, if any	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of all reductions	1.65%	1.64%	1.63%	1.65%	1.66%
Net investment income (loss)	1.31%	1.20%	2.15%B	1.30%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,147	$4,545	$4,939	$5,563	$5,081
Portfolio turnover rateL	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.32	$10.60	$9.89	$8.21
Income from Investment Operations
Net investment income (loss)A	.09	.07	.17B	.08	.07
Net realized and unrealized gain (loss)	.76	.02	(.08)C	1.07	1.99
Total from investment operations	.85	.09	.09	1.15	2.06
Distributions from net investment income	(.09)	(.07)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.25)	(.12)	(.30)	(.35)	(.27)
Total distributions	(.33)D	(.20)E	(.37)	(.44)	(.39)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01
Net asset value, end of period	$10.73	$10.21	$10.32	$10.60	$9.89
Total ReturnG,H	8.69%	.93%	.97%C	12.04%	25.96%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.09%	2.10%	2.09%	2.13%	2.16%
Expenses net of fee waivers, if any	2.08%	2.10%	2.09%	2.13%	2.16%
Expenses net of all reductions	2.08%	2.09%	2.09%	2.13%	2.14%
Net investment income (loss)	.87%	.75%	1.70%B	.82%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$4,818	$5,668	$6,548	$6,504	$6,872
Portfolio turnover rateK	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 F Amount represents less than $.005 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.68	$10.96	$10.21	$8.44
Income from Investment Operations
Net investment income (loss)A	.19	.17	.28B	.19	.17
Net realized and unrealized gain (loss)	.79	.02	(.09)C	1.09	2.05
Total from investment operations	.98	.19	.19	1.28	2.22
Distributions from net investment income	(.15)	(.17)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.39)D	(.29)	(.47)	(.53)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$11.17	$10.58	$10.68	$10.96	$10.21
Total ReturnF	9.74%	1.94%	1.95%C	13.12%	27.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of fee waivers, if any	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.11%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.84%	1.73%	2.67%B	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$226,027	$341,407	$330,910	$342,960	$367,269
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.64	$10.92	$10.18	$8.42
Income from Investment Operations
Net investment income (loss)A	.20	.19	.29B	.19	.18
Net realized and unrealized gain (loss)	.79	.02	(.09)C	1.09	2.03
Total from investment operations	.99	.21	.20	1.28	2.21
Distributions from net investment income	(.16)	(.19)	(.17)	(.19)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.40)D	(.31)	(.48)	(.54)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$11.13	$10.54	$10.64	$10.92	$10.18
Total ReturnF	9.89%	2.15%	2.01%C	13.16%	27.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of fee waivers, if any	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of all reductions	.95%	.96%	1.03%	1.12%	1.09%
Net investment income (loss)	2.00%	1.89%	2.76%B	1.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$171,444	$98,238	$37,426	$7,336	$9,905
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,101,258
Gross unrealized depreciation	(24,665,415)
Net unrealized appreciation (depreciation) on securities	$435,843
Tax Cost	$410,752,552

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,797,011
Capital loss carryforward	$(136,599,532)
Net unrealized appreciation (depreciation) on securities and other investments	$479,402

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,599,532)
Total capital loss carryforward	$(136,599,532)

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$17,207,470	$ 11,255,830

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $213,964,738 and $266,898,960, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$28,531	$–
Class M	.25%	.25%	20,236	60
Class C	.75%	.25%	49,095	5,401
			$97,862	$5,461

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,782
Class M	837
$4,619

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$32,783.29
Class M	13,591.34
Class C	13,254.27
International Real Estate	844,920.30
Class I	141,472.14
	$1,046,020

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,479.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,335 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,821.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,184 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,914.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$172,831	$220,611
Class M	49,722	53,575
Class C	46,498	45,822
International Real Estate	4,709,837	5,264,657
Class I	1,473,124	996,546
Total	$6,452,012	$6,581,211
From net realized gain
Class A	$324,553	$178,639
Class M	106,361	56,840
Class B	–	1,961
Class C	134,570	74,925
International Real Estate	7,881,767	3,759,826
Class I	2,308,207	602,428
Total	$10,755,458	$4,674,619

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Class A
Shares sold	181,935	387,575	$1,849,400	$3,855,747
Reinvestment of distributions	48,795	39,152	481,116	385,738
Shares redeemed	(649,016)	(711,456)	(6,392,090)	(7,101,048)
Net increase (decrease)	(418,286)	(284,729)	$(4,061,574)	$(2,859,563)
Class M
Shares sold	32,803	42,582	$332,037	$420,894
Reinvestment of distributions	15,081	10,619	147,798	103,984
Shares redeemed	(106,218)	(86,660)	(1,035,018)	(840,739)
Net increase (decrease)	(58,334)	(33,459)	$(555,183)	$(315,861)
Class B
Shares sold	–	240	$–	$2,446
Reinvestment of distributions	–	188	–	1,839
Shares redeemed	–	(18,347)	–	(179,998)
Net increase (decrease)	–	(17,919)	$–	$(175,713)
Class C
Shares sold	65,324	87,880	$644,923	$860,561
Reinvestment of distributions	16,794	11,276	162,226	108,810
Shares redeemed	(188,121)	(178,807)	(1,815,445)	(1,748,358)
Net increase (decrease)	(106,003)	(79,651)	$(1,008,296)	$(778,987)
International Real Estate
Shares sold	3,759,060	7,393,898	$38,129,039	$74,221,755
Reinvestment of distributions	1,216,426	866,374	12,127,770	8,622,838
Shares redeemed	(17,006,602)	(6,986,922)	(170,060,109)	(70,200,303)
Net increase (decrease)	(12,031,116)	1,273,350	$(119,803,300)	$12,644,290
Class I
Shares sold	10,978,201	8,825,489	$111,375,436	$88,480,695
Reinvestment of distributions	86,835	52,241	861,404	517,293
Shares redeemed	(4,985,602)	(3,072,766)	(48,680,002)	(30,537,389)
Net increase (decrease)	6,079,434	5,804,964	$63,556,838	$58,460,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended July 31, 2013 were audited by other auditors whose report, dated September 16, 2013, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Donald F. Donahue (1950)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	1.36%
Actual		$1,000.00	$1,151.40	$7.25
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class M	1.65%
Actual		$1,000.00	$1,149.30	$8.79
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.07%
Actual		$1,000.00	$1,147.60	$11.02
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Real Estate	1.12%
Actual		$1,000.00	$1,152.70	$5.98
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	.95%
Actual		$1,000.00	$1,154.60	$5.08
Hypothetical-C		$1,000.00	$1,020.08	$4.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity International Real Estate Fund
Class A	09/18/17	09/15/17	$0.162	$0.062
Class M	09/18/17	09/15/17	$0.137	$0.062
Class C	09/18/17	09/15/17	$0.092	$0.062
International Real Estate	09/18/17	09/15/17	$0.186	$0.062
Class I	09/18/17	09/15/17	$0.219	$0.062

Class A designates 25%, Class M designates 27%, Class C designates 29%, International Real Estate designates 25%, and Class I designates 24% of the dividends distributed in September during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Real Estate Fund
Class A	09/19/16	$0.1972	$0.0144
Class M	09/19/16	$0.1892	$0.0144
Class C	09/19/16	$0.1741	$0.0144
International Real Estate	09/19/16	$0.2053	$0.0144
Class I	09/19/16	$0.2104	$0.0144

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

AIRE-ANN-0917
1.843179.110

Fidelity® International Real Estate Fund Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Real Estate Fund	9.74%	10.43%	1.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Real Estate Fund, a class of the fund, on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$11,537	Fidelity® International Real Estate Fund
$11,744	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The fundamental backdrop for global real estate securities – meaning the balance of supply and demand for commercial property – remained positive for the 12 months ending July 31, 2017, even if the market’s rate of improvement this period trailed that of previous years. Nevertheless, the FTSE® EPRA/NAREIT® Developed Index – a proxy for global real estate securities – returned -1.93%. Though negative, this result meaningfully outpaced the market decline of U.S. real estate investment trusts (REITs) – as measured by the Dow Jones U.S. Select Real Estate Securities Index℠ – whose -5.66% return was shaped most notably by weakness among retail-property owners struggling to manage difficult business conditions for tenants. Throughout the period, we saw a large gap between the best- and worst-performing global real estate sectors, with the offices (-4%) and diversified (-7%) groups joining retail (-22%) as the biggest laggards. Meanwhile, the hotels (+5%) and industrial segments (+7%) were strong performers, with the latter benefiting from a global shift in favor of e-commerce and increased demand for specialized distribution facilities. Regionally, only Asia Pacific ex Japan (+2%), Europe (+1%) and the U.K. (+1%) notched gains.

Comments from Portfolio Manager Guillermo de las Casas:  For the year, the fund's share classes gained in a range of 9% to 10%, handily outpacing the 3.34% gain of the benchmark FTSE® EPRA/NAREIT® Developed ex North America Index. Successful stock selection fueled the fund’s outperformance of its benchmark, particularly within Japan, Australia, France and the United Kingdom. Our relative weightings in these countries also turned up positive. The fund’s top individual contributor was Singapore-based property firm UOL Group (+38%), which outperformed on the perceived bottoming-out of Singaporean home prices and sales volumes. Avoiding Australian shopping-mall developer Scentre Group (-14%), operating under the Westfield name in Australia and New Zealand, also helped. Brick-and-mortar retailers came under increasing pressure from internet retailers this period. Elsewhere, a non-index stake in Hong Kong-based Tai Cheung Holdings, which focuses on the development of office towers and industrial and residential buildings, advanced 38% this period, as Hong Kong's office sector remained resilient, with skyscraper office rents among the highest in the world. An underweighting in the strong-performing Hong Kong market curbed relative results. Largely avoiding several Hong Kong-based names, including Wharf Holdings (+28%), hurt. Stocks here were propelled by a perceived recovery in China, as well as a rebound in Hong Kong residential sales volume and flow of southbound capital from mainland China.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Vonovia SE	4.6	4.8
Mitsui Fudosan Co. Ltd.	4.5	4.6
Mitsubishi Estate Co. Ltd.	4.2	6.4
LEG Immobilien AG	3.2	2.9
UOL Group Ltd.	2.7	2.3
Altarea SCA	2.6	2.0
Olav Thon Eiendomsselskap A/S	2.4	2.3
Land Securities Group PLC	2.4	2.2
Wing Tai Holdings Ltd.	2.3	2.8
Sino Land Ltd.	2.3	1.9
	31.2

Top Five Countries as of July 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	19.3	21.0
United Kingdom	13.4	11.7
Australia	9.5	10.7
Germany	7.8	9.0
Singapore	7.4	7.3

Top Five REIT Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	11.6	14.4
REITs - Diversified	6.0	3.0
REITs - Apartments	5.9	4.2
REITs - Health Care	4.7	4.2
REITs - Warehouse/Industrial	2.3	2.2

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 94.8%

As of January 31, 2017*
Stocks	93.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 93.9%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 9.5%
360 Capital Group Ltd. unit	4,054,366	$3,243,493
Abacus Property Group unit	2,773,742	6,901,070
Arena (REIT) unit	2,519,514	4,152,159
Mirvac Group unit	4,861,785	8,440,059
National Storage (REIT) unit	5,253,998	6,283,782
Propertylink Group unit	7,762,000	5,153,968
Rural Funds Group unit	3,454,276	5,513,025

TOTAL AUSTRALIA		39,687,556

Austria - 1.9%
BUWOG-Gemeinnuetzige Wohnung	271,530	7,982,893
Belgium - 0.8%
Warehouses de Pauw	31,913	3,543,256
Bermuda - 4.4%
Great Eagle Holdings Ltd.	380,752	2,088,803
Hongkong Land Holdings Ltd.	1,035,100	7,783,952
Tai Cheung Holdings Ltd.	7,535,000	8,209,511
Wing Tai Properties Ltd.	250,000	171,237

TOTAL BERMUDA		18,253,503

France - 4.6%
Altarea SCA	48,061	10,866,871
Societe Fonciere Lyonnaise SA	123,020	8,228,156

TOTAL FRANCE		19,095,027

Germany - 7.8%
LEG Immobilien AG	139,884	13,461,191
Vonovia SE	466,214	18,905,475

TOTAL GERMANY		32,366,666

Greece - 0.5%
Grivalia Properties REIC	181,191	1,951,895
Hong Kong - 6.2%
Henderson Land Development Co. Ltd.	899,100	5,202,965
Hysan Development Co. Ltd.	1,722,703	8,336,940
Magnificent Hotel Investment Ltd.	97,247,000	2,826,224
Sino Land Ltd.	5,782,991	9,550,953

TOTAL HONG KONG		25,917,082

India - 0.6%
Oberoi Realty Ltd. (a)	390,327	2,349,686
Ireland - 1.5%
Hibernia (REIT) PLC	2,387,904	3,966,001
Irish Residential Properties REIT PLC	1,540,600	2,443,841

TOTAL IRELAND		6,409,842

Israel - 1.0%
Azrieli Group	76,000	4,150,790
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	2,708,688	2,645,399
Japan - 19.3%
Advance Residence Investment Corp.	3,331	8,139,792
Comforia Residential REIT, Inc.	2,882	6,072,734
Daibiru Corp.	377,600	4,260,823
Goldcrest Co. Ltd.	137,000	3,054,524
Ichigo, Inc. (b)	1,398,800	4,275,891
Japan Rental Housing Investment, Inc.	9,100	6,776,815
Japan Senior Living Investment Corp.	3,813	5,035,809
Kenedix, Inc.	709,000	3,633,589
Mitsubishi Estate Co. Ltd.	963,000	17,522,591
Mitsui Fudosan Co. Ltd.	812,900	18,688,331
Ship Healthcare Holdings, Inc.	34,300	1,054,715
Uchiyama Holdings Co. Ltd.	453,700	1,913,651

TOTAL JAPAN		80,429,265

Luxembourg - 0.5%
ADO Properties SA	42,500	1,919,635
Mexico - 0.4%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,090,762	1,644,491
Netherlands - 0.9%
VastNed Retail NV	83,910	3,834,241
New Zealand - 1.6%
Arvida Group Ltd.	2,196,416	2,127,866
Auckland International Airport Ltd.	574,284	3,001,760
Oceania Healthcare Ltd.	1,863,599	1,357,576

TOTAL NEW ZEALAND		6,487,202

Norway - 2.8%
Olav Thon Eiendomsselskap A/S	476,800	10,187,451
Selvaag Bolig ASA	340,600	1,581,093

TOTAL NORWAY		11,768,544

Singapore - 7.4%
Parkway Life REIT	4,718,200	9,435,356
United Industrial Corp. Ltd.	271,100	642,166
UOL Group Ltd.	1,922,247	11,191,771
Wing Tai Holdings Ltd.	6,440,481	9,695,297

TOTAL SINGAPORE		30,964,590

Spain - 2.0%
Inmobiliaria Colonial SA	882,670	8,253,703
Sweden - 5.3%
Amasten Holding AB (a)	4,796,294	2,097,020
D. Carnegie & Co. AB (a)	187,952	2,723,672
Fastighets AB Trianon Class B	450,000	2,786,792
Hufvudstaden AB Series A	205,950	3,586,486
Klovern AB (B Shares)	1,728,228	2,206,895
Kungsleden AB	365,900	2,406,462
Victoria Park AB (b)	1,176,451	4,007,085
Wallenstam AB (B Shares)	222,000	2,260,200

TOTAL SWEDEN		22,074,612

Switzerland - 1.8%
PSP Swiss Property AG	82,062	7,468,283
United Kingdom - 13.4%
Assura PLC	5,866,127	4,961,191
Big Yellow Group PLC	280,500	2,868,211
Empiric Student Property PLC (b)	2,102,588	3,044,635
Grainger Trust PLC	865,281	2,999,119
Great Portland Estates PLC	805,500	6,397,916
Hammerson PLC	302,900	2,295,968
Hansteen Holdings PLC	1,861,752	3,119,622
Helical Bar PLC	1,077,988	4,906,926
Land Securities Group PLC	753,076	10,144,742
Millennium & Copthorne Hotels PLC	278,900	1,684,983
Safestore Holdings PLC	687,152	3,829,598
St. Modwen Properties PLC	651,525	3,081,745
Unite Group PLC	388,990	3,443,796
Workspace Group PLC	252,300	3,045,894

TOTAL UNITED KINGDOM		55,824,346

United States of America - 0.8%
Alphabet, Inc. Class C (a)	1,800	1,674,900
Amazon.com, Inc. (a)	1,600	1,580,448

TOTAL UNITED STATES OF AMERICA		3,255,348

TOTAL COMMON STOCKS
(Cost $389,753,701)		398,277,855

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (c)	11,294,118	11,296,377
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,614,002	1,614,163
TOTAL MONEY MARKET FUNDS
(Cost $12,911,241)		12,910,540
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $402,664,942)		411,188,395
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,417,469
NET ASSETS - 100%		$416,605,864

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,247
Fidelity Securities Lending Cash Central Fund	26,821
Total	$150,068

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$77,599,743

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $1,529,329) — See accompanying schedule: Unaffiliated issuers (cost $389,753,701)	$398,277,855
Fidelity Central Funds (cost $12,911,241)	12,910,540
Total Investments (cost $402,664,942)		$411,188,395
Foreign currency held at value (cost $138,294)		138,294
Receivable for investments sold		9,388,908
Receivable for fund shares sold		756,729
Dividends receivable		1,573,233
Distributions receivable from Fidelity Central Funds		18,193
Other receivables		8,827
Total assets		423,072,579
Liabilities
Payable to custodian bank	$304
Payable for investments purchased	3,953,348
Payable for fund shares redeemed	488,645
Accrued management fee	234,577
Distribution and service plan fees payable	7,687
Other affiliated payables	95,409
Other payables and accrued expenses	73,134
Collateral on securities loaned	1,613,611
Total liabilities		6,466,715
Net Assets		$416,605,864
Net Assets consist of:
Paid in capital		$542,928,983
Undistributed net investment income		7,518,086
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(142,411,911)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,570,706
Net Assets		$416,605,864
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,169,531 ÷ 921,772 shares)		$11.03
Maximum offering price per share (100/94.25 of $11.03)		$11.70
Class M:
Net Asset Value and redemption price per share ($4,146,936 ÷ 379,254 shares)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C:
Net Asset Value and offering price per share ($4,818,200 ÷ 448,864 shares)(a)		$10.73
International Real Estate:
Net Asset Value, offering price and redemption price per share ($226,027,420 ÷ 20,227,632 shares)		$11.17
Class I:
Net Asset Value, offering price and redemption price per share ($171,443,777 ÷ 15,401,941 shares)		$11.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Dividends		$12,550,231
Income from Fidelity Central Funds		150,068
Income before foreign taxes withheld		12,700,299
Less foreign taxes withheld		(750,648)
Total income		11,949,651
Expenses
Management fee	$2,813,535
Transfer agent fees	1,046,020
Distribution and service plan fees	97,862
Accounting and security lending fees	209,669
Custodian fees and expenses	109,725
Independent trustees' fees and expenses	9,070
Registration fees	84,940
Audit	69,756
Legal	5,883
Miscellaneous	5,508
Total expenses before reductions	4,451,968
Expense reductions	(24,098)	4,427,870
Net investment income (loss)		7,521,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,531,459
Fidelity Central Funds	6,616
Foreign currency transactions	(123,010)
Total net realized gain (loss)		4,415,065
Change in net unrealized appreciation (depreciation) on:
Investment securities	19,763,148
Assets and liabilities in foreign currencies	64,688
Total change in net unrealized appreciation (depreciation)		19,827,836
Net gain (loss)		24,242,901
Net increase (decrease) in net assets resulting from operations		$31,764,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,521,781	$7,407,117
Net realized gain (loss)	4,415,065	12,425,339
Change in net unrealized appreciation (depreciation)	19,827,836	(8,927,967)
Net increase (decrease) in net assets resulting from operations	31,764,682	10,904,489
Distributions to shareholders from net investment income	(6,452,012)	(6,581,211)
Distributions to shareholders from net realized gain	(10,755,458)	(4,674,619)
Total distributions	(17,207,470)	(11,255,830)
Share transactions - net increase (decrease)	(61,871,515)	66,974,765
Redemption fees	42,646	83,155
Total increase (decrease) in net assets	(47,271,657)	66,706,579
Net Assets
Beginning of period	463,877,521	397,170,942
End of period	$416,605,864	$463,877,521
Other Information
Undistributed net investment income end of period	$7,518,086	$6,516,888

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.56	$10.85	$10.11	$8.37
Income from Investment Operations
Net investment income (loss)A	.16	.15	.26B	.16	.14
Net realized and unrealized gain (loss)	.79	.02	(.10)C	1.09	2.03
Total from investment operations	.95	.17	.16	1.25	2.17
Distributions from net investment income	(.13)	(.15)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.38)	(.27)	(.45)	(.51)	(.44)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$11.03	$10.46	$10.56	$10.85	$10.11
Total ReturnE,F	9.48%	1.75%	1.67%C	12.85%	26.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of fee waivers, if any	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of all reductions	1.35%	1.33%	1.34%	1.38%	1.39%
Net investment income (loss)	1.60%	1.51%	2.45%B	1.57%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$10,170	$14,020	$17,162	$13,933	$13,173
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.49	$10.76	$10.04	$8.32
Income from Investment Operations
Net investment income (loss)A	.13	.12	.22B	.13	.12
Net realized and unrealized gain (loss)	.77	.02	(.08)C	1.07	2.01
Total from investment operations	.90	.14	.14	1.20	2.13
Distributions from net investment income	(.12)	(.11)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.36)D	(.24)E	(.41)	(.48)F	(.42)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	.01
Net asset value, end of period	$10.93	$10.39	$10.49	$10.76	$10.04
Total ReturnH,I	9.07%	1.43%	1.49%C	12.50%	26.62%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of fee waivers, if any	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of all reductions	1.65%	1.64%	1.63%	1.65%	1.66%
Net investment income (loss)	1.31%	1.20%	2.15%B	1.30%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,147	$4,545	$4,939	$5,563	$5,081
Portfolio turnover rateL	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.32	$10.60	$9.89	$8.21
Income from Investment Operations
Net investment income (loss)A	.09	.07	.17B	.08	.07
Net realized and unrealized gain (loss)	.76	.02	(.08)C	1.07	1.99
Total from investment operations	.85	.09	.09	1.15	2.06
Distributions from net investment income	(.09)	(.07)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.25)	(.12)	(.30)	(.35)	(.27)
Total distributions	(.33)D	(.20)E	(.37)	(.44)	(.39)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01
Net asset value, end of period	$10.73	$10.21	$10.32	$10.60	$9.89
Total ReturnG,H	8.69%	.93%	.97%C	12.04%	25.96%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.09%	2.10%	2.09%	2.13%	2.16%
Expenses net of fee waivers, if any	2.08%	2.10%	2.09%	2.13%	2.16%
Expenses net of all reductions	2.08%	2.09%	2.09%	2.13%	2.14%
Net investment income (loss)	.87%	.75%	1.70%B	.82%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$4,818	$5,668	$6,548	$6,504	$6,872
Portfolio turnover rateK	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 F Amount represents less than $.005 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.68	$10.96	$10.21	$8.44
Income from Investment Operations
Net investment income (loss)A	.19	.17	.28B	.19	.17
Net realized and unrealized gain (loss)	.79	.02	(.09)C	1.09	2.05
Total from investment operations	.98	.19	.19	1.28	2.22
Distributions from net investment income	(.15)	(.17)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.39)D	(.29)	(.47)	(.53)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$11.17	$10.58	$10.68	$10.96	$10.21
Total ReturnF	9.74%	1.94%	1.95%C	13.12%	27.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of fee waivers, if any	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.11%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.84%	1.73%	2.67%B	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$226,027	$341,407	$330,910	$342,960	$367,269
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.64	$10.92	$10.18	$8.42
Income from Investment Operations
Net investment income (loss)A	.20	.19	.29B	.19	.18
Net realized and unrealized gain (loss)	.79	.02	(.09)C	1.09	2.03
Total from investment operations	.99	.21	.20	1.28	2.21
Distributions from net investment income	(.16)	(.19)	(.17)	(.19)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.40)D	(.31)	(.48)	(.54)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$11.13	$10.54	$10.64	$10.92	$10.18
Total ReturnF	9.89%	2.15%	2.01%C	13.16%	27.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of fee waivers, if any	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of all reductions	.95%	.96%	1.03%	1.12%	1.09%
Net investment income (loss)	2.00%	1.89%	2.76%B	1.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$171,444	$98,238	$37,426	$7,336	$9,905
Portfolio turnover rateI	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,101,258
Gross unrealized depreciation	(24,665,415)
Net unrealized appreciation (depreciation) on securities	$435,843
Tax Cost	$410,752,552

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,797,011
Capital loss carryforward	$(136,599,532)
Net unrealized appreciation (depreciation) on securities and other investments	$479,402

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,599,532)
Total capital loss carryforward	$(136,599,532)

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$17,207,470	$ 11,255,830

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $213,964,738 and $266,898,960, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$28,531	$–
Class M	.25%	.25%	20,236	60
Class C	.75%	.25%	49,095	5,401
			$97,862	$5,461

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,782
Class M	837
$4,619

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$32,783.29
Class M	13,591.34
Class C	13,254.27
International Real Estate	844,920.30
Class I	141,472.14
	$1,046,020

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,479.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,335 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,821.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,184 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,914.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$172,831	$220,611
Class M	49,722	53,575
Class C	46,498	45,822
International Real Estate	4,709,837	5,264,657
Class I	1,473,124	996,546
Total	$6,452,012	$6,581,211
From net realized gain
Class A	$324,553	$178,639
Class M	106,361	56,840
Class B	–	1,961
Class C	134,570	74,925
International Real Estate	7,881,767	3,759,826
Class I	2,308,207	602,428
Total	$10,755,458	$4,674,619

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Class A
Shares sold	181,935	387,575	$1,849,400	$3,855,747
Reinvestment of distributions	48,795	39,152	481,116	385,738
Shares redeemed	(649,016)	(711,456)	(6,392,090)	(7,101,048)
Net increase (decrease)	(418,286)	(284,729)	$(4,061,574)	$(2,859,563)
Class M
Shares sold	32,803	42,582	$332,037	$420,894
Reinvestment of distributions	15,081	10,619	147,798	103,984
Shares redeemed	(106,218)	(86,660)	(1,035,018)	(840,739)
Net increase (decrease)	(58,334)	(33,459)	$(555,183)	$(315,861)
Class B
Shares sold	–	240	$–	$2,446
Reinvestment of distributions	–	188	–	1,839
Shares redeemed	–	(18,347)	–	(179,998)
Net increase (decrease)	–	(17,919)	$–	$(175,713)
Class C
Shares sold	65,324	87,880	$644,923	$860,561
Reinvestment of distributions	16,794	11,276	162,226	108,810
Shares redeemed	(188,121)	(178,807)	(1,815,445)	(1,748,358)
Net increase (decrease)	(106,003)	(79,651)	$(1,008,296)	$(778,987)
International Real Estate
Shares sold	3,759,060	7,393,898	$38,129,039	$74,221,755
Reinvestment of distributions	1,216,426	866,374	12,127,770	8,622,838
Shares redeemed	(17,006,602)	(6,986,922)	(170,060,109)	(70,200,303)
Net increase (decrease)	(12,031,116)	1,273,350	$(119,803,300)	$12,644,290
Class I
Shares sold	10,978,201	8,825,489	$111,375,436	$88,480,695
Reinvestment of distributions	86,835	52,241	861,404	517,293
Shares redeemed	(4,985,602)	(3,072,766)	(48,680,002)	(30,537,389)
Net increase (decrease)	6,079,434	5,804,964	$63,556,838	$58,460,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended July 31, 2013 were audited by other auditors whose report, dated September 16, 2013, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Real Estate Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Donald F. Donahue (1950)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	1.36%
Actual		$1,000.00	$1,151.40	$7.25
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class M	1.65%
Actual		$1,000.00	$1,149.30	$8.79
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.07%
Actual		$1,000.00	$1,147.60	$11.02
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Real Estate	1.12%
Actual		$1,000.00	$1,152.70	$5.98
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	.95%
Actual		$1,000.00	$1,154.60	$5.08
Hypothetical-C		$1,000.00	$1,020.08	$4.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity International Real Estate Fund
Class A	09/18/17	09/15/17	$0.162	$0.062
Class M	09/18/17	09/15/17	$0.137	$0.062
Class C	09/18/17	09/15/17	$0.092	$0.062
International Real Estate	09/18/17	09/15/17	$0.186	$0.062
Class I	09/18/17	09/15/17	$0.219	$0.062

Class A designates 25%, Class M designates 27%, Class C designates 29%, International Real Estate designates 25%, and Class I designates 24% of the dividends distributed in September during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Real Estate Fund
Class A	09/19/16	$0.1972	$0.0144
Class M	09/19/16	$0.1892	$0.0144
Class C	09/19/16	$0.1741	$0.0144
International Real Estate	09/19/16	$0.2053	$0.0144
Class I	09/19/16	$0.2104	$0.0144

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IRE-ANN-0917
1.801328.112

Item 2.

Code of Ethics

As of the end of the period, July 31, 2017, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Real Estate Fund, Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Real Estate Fund	$32,000	$-	$6,100	$300
Fidelity International Real Estate Fund	$47,000	$100	$6,300	$1,400
Fidelity Real Estate Investment Portfolio	$42,000	$100	$6,100	$1,200

July 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Real Estate Fund	$-	$-	$-	$-
Fidelity International Real Estate Fund	$47,000	$100	$6,500	$1,100
Fidelity Real Estate Investment Portfolio	$42,000	$100	$6,100	$1,400

A Amounts may reflect rounding.

B Fidelity Flex Real Estate Fund commenced operations on March 8, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity SelectCo, LLC (“SelectCo”) and entities controlling, controlled by, or under common control with SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2017A,B	July 31, 2016A,B
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Real Estate Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2017A,B	July 31, 2016A,B
Deloitte Entities	$385,000	$90,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Real Estate Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and SelectCo’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 26, 2017